Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE MUTUAL FUNDS
Nationwide Renaissance Small Cap Growth Fund (formerly, Nationwide WCM Focused Small Cap Fund)
Supplement dated March 13, 2026
to the Prospectus dated March 2, 2026
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide Renaissance Small Cap Growth Fund (the “Fund”)
1.	Effective immediately, the Prospectus is amended as follows:
a.	The last paragraph under the heading “Principal Investment Strategies” on page 45 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund transitioned to a new subadviser effective February 23, 2026. This transition, together with trading activity associated with past shareholder redemptions, has led to the Fund having significant embedded realized capital gains.

Nationwide Renaissance Small Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE MUTUAL FUNDS
Nationwide Renaissance Small Cap Growth Fund (formerly, Nationwide WCM Focused Small Cap Fund)
Supplement dated March 13, 2026
to the Prospectus dated March 2, 2026
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide Renaissance Small Cap Growth Fund (the “Fund”)
1.	Effective immediately, the Prospectus is amended as follows:
a.	The last paragraph under the heading “Principal Investment Strategies” on page 45 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund transitioned to a new subadviser effective February 23, 2026. This transition, together with trading activity associated with past shareholder redemptions, has led to the Fund having significant embedded realized capital gains.